LONG TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF FUTURE DEBT MATURITIES

At March 31, 2024, the future debt maturities are as follows:

For Year Ended December 31,
2024	-
2025	938
2026	78,703
Total	79,641
Less: Estimated interest paid-in-kind	(2,527)
Total debt	77,114
Less: Unamortized debt issuance costs	(55,277)
Total carrying amount	21,837
Less: Current portion of debt	(21,837)
Total long-term debt	$-

At December 31, 2023, the future debt maturities are as follows:

For Year Ended December 31,
2024	-
2025	938
2026	78,731
Total	79,669
Less: Estimated interest paid-in-kind	(3,814)
Total debt	75,855
Less: Unamortized debt issuance costs	(56,172)
Total carrying amount	19,683
Less: Current portion of debt	(19,683)
Total long-term debt	$-